Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET [Abstract]
Finite-lived intangible assets by major class

	As of December 31, 2018
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Purchased video content	$177,307	$(156,198)	$(18,556)	$2,553
Operating rights for licensed games	46,237	(22,239)	(11,776)	12,222
Domain names and trademarks	28,054	(11,124)	(9,341)	7,589
Computer software	15,550	(13,948)	0	1,602
Developed technologies	8,902	(1,463)	(7,439)	0
Others	6,141	(4,171)	(1,865)	105

Total	$282,191	$(209,143)	$(48,977)	$24,071

	As of December 31, 2019
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Purchased video content	$217,610	$(179,167)	$(35,940)	$2,503
Operating rights for licensed games	47,226	(27,992)	(12,365)	6,869
Domain names and trademarks	27,644	(11,210)	(16,176)	258
Computer software	16,231	(14,515)	0	1,716
Developed technologies	8,773	(1,441)	(7,332)	0
Others	6,044	(4,118)	(1,835)	91

Total	$323,528	$(238,443)	$(73,648)	$11,437

Expected amortization expense

For the year ending December 31,	(in thousands)
2020	7,042
2021	3,414
2022	515
2023	300
2024	99

Thereafter	67

Total expected amortization expense	$11,437